OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current and non-current balances
Current	$ 28,170,013	$ 341,478,129
Non-current portion of non-current bonds issued	961,723,115	769,765,783
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Current nominal amount	$ 969,219
Nominal interest rate	6.50%
Current	$ 11,660,222	10,513,470
Non-current portion of non-current bonds issued	18,669,905	28,795,438
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Current nominal amount	$ 1,090,909
Nominal interest rate	4.00%
Current	$ 5,612,839	5,427,888
Non-current portion of non-current bonds issued	35,117,116	38,302,888
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Current nominal amount	$ 4,000,000
Nominal interest rate	3.80%
Current	$ 2,062,069	1,967,995
Non-current portion of non-current bonds issued	147,157,440	140,443,920
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Current nominal amount	$ 3,000,000
Nominal interest rate	3.75%
Current	$ 1,366,861	1,304,513
Non-current portion of non-current bonds issued	110,368,102	105,332,951
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Current nominal amount	$ 5,700,000
Nominal interest rate	2.83%
Current	$ 1,536,949	1,491,144
Non-current portion of non-current bonds issued	209,699,352	200,132,586
Bonds USA 2023
Current and non-current balances
Current nominal amount	$ 365,000,000
Nominal interest rate	5.00%
Current		316,293,761
Bonds USA 2050
Current and non-current balances
Current nominal amount	$ 300,000,000
Nominal interest rate	3.95%
Current	$ 4,590,627	4,479,358
Non-current portion of non-current bonds issued	263,136,000	256,758,000
Swiss Bonds 2023
Current and non-current balances
Current nominal amount	$ 170,000,000
Nominal interest rate	2.7175%
Current	$ 1,340,446
Non-current portion of non-current bonds issued	177,575,200
Bonds payable (current)
Current and non-current balances
Current nominal amount	$ 28,170,013	$ 341,478,129